Business Combinations (Tables)	12 Months Ended
Nov. 30, 2014
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]	The 2013 pro forma net income excludes $26.4 million of one-time change in control and transaction costs.
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
During the year ended November 30, 2014, we completed the following acquisitions, none of which were material either individually or in the aggregate:

Global Trade Information Services (GTI). On August 1, 2014, we acquired GTI, a leading provider of international merchandise trade data. We acquired GTI in order to support our strategy of building integrated workflow solutions that target industry needs related to global trade.

PCI Acrylonitrile Limited (PCI Acrylonitrile). On August 28, 2014, we acquired PCI Acrylonitrile, a provider of information and analysis on the acrylonitrile propylene derivative product. We acquired PCI Acrylonitrile in order to strengthen our position in chemical market advisory services.

DisplaySearch and Solarbuzz. On November 6, 2014, we acquired the DisplaySearch and Solarbuzz businesses of The NPD Group. DisplaySearch conducts global primary research in display technology and Solarbuzz provides market intelligence, research, and forecasting for the solar industry. We acquired these two businesses in order to strengthen our supply chain offerings for displays and to help us develop new offerings in the solar market.

PacWest Consulting Partners (PacWest). On November 17, 2014, we acquired PacWest, a provider of information, market intelligence, and strategic analysis to the upstream unconventional oil and gas industry. We acquired PacWest in order to expand our presence in the hydraulic fracturing and related unconventional space.

The following table summarizes the preliminary purchase price allocation, net of acquired cash, for these acquisitions (in thousands):

Total
Assets:
Current assets	$6,574
Property and equipment	345
Intangible assets	88,465
Goodwill	130,267
Other long-term assets	31
Total assets	225,682
Liabilities:
Current liabilities	632
Deferred revenue	14,322
Other long-term liabilities	333
Total liabilities	15,287
Purchase price	$210,395

In December 2014, we acquired JOC Group, a leading global supplier of U.S. seaborne trade intelligence, and Infonetics Research, a global leader in communications technology market intelligence. The total purchase price for these acquisitions was approximately $123 million, net of cash acquired.

During 2013, we completed the following acquisitions, among others:

Exclusive Analysis and the business of Dodson Data Systems. On December 12, 2012, we announced the completion of two strategic acquisitions: Exclusive Analysis, a specialist intelligence company that forecasts political and violent risks worldwide, and the business of Dodson Data Systems, a leading provider of strategic information for companies engaged in oil and gas operations located in the Gulf of Mexico and the United States. We acquired these two businesses in order to augment our existing product portfolio by providing our customers with additional information, forecasting, and analytics.

Energy Publishing Inc. (Energy Publishing). On December 31, 2012, we acquired Energy Publishing, a leading provider of North American and Australasian coal intelligence. We acquired Energy Publishing in order to strengthen our position in coal intelligence and give us an immediate presence and deep coverage in North American and Australasian coal markets, complementing our existing global Energy and Power product offerings.

Fekete Associates. On April 5, 2013, we acquired Fekete Associates, a leading provider of integrated reservoir management software and services to the oil and gas industry. We acquired Fekete in order to combine Fekete's workflow tools with our existing energy information products to create efficiencies for customers by helping them make timely exploration and production decisions.

Waterborne Energy. On May 13, 2013, we acquired Waterborne Energy, a company that provides global research, analysis, and price information in the Liquefied Petroleum Gas (LPG) and Liquefied Natural Gas (LNG) sector. We acquired Waterborne in order to help us provide our customers with comprehensive and complete LPG and LNG intelligence that will aid them in making key business decisions regarding demand, supply, and pricing. The purchase price allocation for this acquisition is preliminary and may change upon completion of the determination of fair value.

PFC Energy. On June 19, 2013, we acquired PFC Energy, a provider of upstream and downstream energy information, research, and analysis. We acquired PFC Energy because of its product offering set, geographical footprint, and customer relationships, all of which are complementary to IHS and bring greater depth and breadth in key areas of the IHS energy solution set.

R. L. Polk & Co. (Polk). On July 15, 2013, we acquired Polk, a recognized leader in providing automotive information and analytics solutions, for approximately $1.4 billion, consisting of approximately $1.25 billion in cash, net of cash acquired, and 1,334,477 shares of our common stock (at a value of $131.5 million), which we issued from our treasury stock. The cash portion of the transaction was funded with cash on hand, cash from our amended existing revolving credit facility, and a new bank term loan. We acquired Polk in order to further establish our automotive business as a strategic partner for the automotive industry worldwide.

We have included revenue and expenses attributable to Polk in the appropriate geographic segment (principally the Americas) from the date of acquisition. The Polk acquisition contributed $165.9 million of revenue and $14.4 million of income from continuing operations for the post-acquisition period ended November 30, 2013.

The following unaudited pro forma information has been prepared as if the Polk acquisition had been consummated at December 1, 2011. This information is presented for informational purposes only, and is not necessarily indicative of the operating results that would have occurred if the acquisition had been consummated as of that date. This information should not be used as a predictive measure of our future financial position, results of operations, or liquidity.

	Year ended November 30,
Supplemental pro forma financial information (Unaudited)	2013	2012
	(In thousands, except per share data)
Total revenue	$2,105,314	$1,923,901
Net income	$102,107	$160,991
Diluted earnings per share	$1.50	$2.37

The 2013 pro forma net income excludes $26.4 million of one-time change in control and transaction costs.

The following table summarizes the purchase price allocation, net of acquired cash, for all acquisitions completed in 2013 (in thousands):

	Polk	All others	Total
Assets:
Current assets	$87,076	$16,524	$103,600
Property and equipment	32,311	2,759	35,070
Intangible assets	620,700	83,646	704,346
Goodwill	935,450	170,224	1,105,674
Other long-term assets	11,032	210	11,242
Total assets	1,686,569	273,363	1,959,932
Liabilities:
Current liabilities	53,785	29,673	83,458
Deferred taxes	243,842	4,250	248,092
Other long-term liabilities	8,926	936	9,862
Total liabilities	306,553	34,859	341,412
Purchase price	$1,380,016	$238,504	$1,618,520

During 2012, we completed the following acquisitions:

Acquisitions announced March 5, 2012. On March 5, 2012, we announced the acquisition of Displaybank Co., Ltd., a global authority in market research and consulting for the flat-panel display industry, and the Computer Assisted Product Selection (CAPS™) electronic components database and tools business, including CAPS Expert, from PartMiner Worldwide. We acquired Displaybank in order to deepen our Asia Pacific research and analysis capabilities and we acquired the CAPS family of products in order to enhance our existing electronic parts information business.

IMS Group Holdings Ltd. (IMS Research). On March 22, 2012, we acquired IMS Research, a leading independent provider of market research and consultancy to the global electronics industry. We acquired IMS Research in order to help us expand our products and services in the technology, media and telecommunications value chain.

BDW Automotive GmbH (BDW). On March 29, 2012, we acquired BDW, a leader in the development of information and planning systems and intelligent processing of vehicle databases for the automotive industry. We acquired BDW in order to expand our capabilities in the automotive dealer and aftermarket data and systems market.

XēDAR Corporation (XēDAR). On May 11, 2012, we acquired XēDAR, a leading developer and provider of geospatial information products and services. We acquired XēDAR primarily to use its proprietary geographic and land information system solutions to contribute to our energy technical information and analytical tools.

CyberRegs. On July 2, 2012, we acquired the CyberRegs business from Citation Technologies, Inc. The CyberRegs business is designed to help customers make business decisions about regulatory compliance for Enterprise Sustainability Management. We acquired CyberRegs in order to help our customers reduce IT system and workflow complexity by reducing the number of vendors they rely on to support their strategies for Enterprise Sustainability Management.

GlobalSpec, Inc. (GlobalSpec). On July 9, 2012, we acquired GlobalSpec, a leading specialized vertical search, product information, and digital media company serving the engineering, manufacturing, and related scientific and technical market segments. We acquired GlobalSpec in order to help us improve our product design portfolio and create an expanded destination for our products and services.

Invention Machine. On July 11, 2012, we acquired Invention Machine, a leader in semantic search technology. We acquired Invention Machine in order to utilize its semantic search engine to help customers accelerate innovation and develop, maintain, and produce superior products and services.

The following table summarizes the purchase price allocation, net of acquired cash, for all acquisitions completed in 2012 (in thousands):

	GlobalSpec	All others	Total
Assets:
Current assets	$4,740	$11,702	$16,442
Property and equipment	1,880	2,531	4,411
Intangible assets	44,500	72,034	116,534
Goodwill	114,778	115,987	230,765
Other long-term assets	772	282	1,054
Total assets	166,670	202,536	369,206
Liabilities:
Current liabilities	80	8,191	8,271
Deferred revenue	12,238	12,926	25,164
Deferred taxes	17,661	11,631	29,292
Other long-term liabilities	211	—	211
Total liabilities	30,190	32,748	62,938
Purchase price	$136,480	$169,788	$306,268